UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

International Income Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Diversified Currency Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$243,655,231
# of Portfolio Holdings (including derivatives)	406
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Diversified Currency Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

II Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	14,450,000	$ 1,210,461
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	219,225
Total Foreign Corporate Bonds (identified cost $1,258,477)			$ 1,429,686

Sovereign Government Bonds — 29.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	32,577	$ 6,436,926
			$ 6,436,926
Chile — 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.90%, 11/1/27	CLP	1,780,000	$ 2,036,058
			$ 2,036,058
Czech Republic — 1.2%
Czech Republic Government Bonds, 1.00%, 6/26/26(1)	CZK	61,800	$ 2,966,058
			$ 2,966,058
Dominican Republic — 1.8%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	3,970	$ 66,461
8.00%, 2/12/27(1)	DOP	11,950	199,848
10.75%, 6/1/36(2)	DOP	11,850	212,078
10.75%, 6/1/36(1)	DOP	100,000	1,789,691
13.00%, 6/10/34(1)	DOP	25,400	508,932
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	900	14,997
9.50%, 11/30/29(1)	DOP	100,000	1,685,008
			$ 4,477,015
Egypt — 0.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	19,379	$ 358,972
			$ 358,972
Security	Principal Amount (000's omitted)		Value
Georgia — 1.0%
Georgia Treasury Bonds, 9.75%, 1/27/27	GEL	6,500	$ 2,464,002
			$ 2,464,002
Hungary — 1.7%
Hungary Government Bonds, 1.50%, 8/26/26	HUF	1,311,500	$ 4,173,889
			$ 4,173,889
Iceland — 2.8%
Republic of Iceland, 6.75%, 10/15/26	ISK	841,500	$ 6,824,848
			$ 6,824,848
Malaysia — 0.9%
Malaysia Government Bonds, 3.502%, 5/31/27	MYR	8,800	$ 2,227,124
			$ 2,227,124
Nigeria — 0.1%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	103,447	$ 79,245
19.00%, 2/21/34	NGN	95,333	78,761
			$ 158,006
Paraguay — 1.1%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	3,553,000	$ 581,926
7.90%, 2/9/31(1)	PYG	1,613,000	264,185
8.50%, 3/4/35(2)	PYG	1,592,000	263,522
8.50%, 3/4/35(1)	PYG	9,840,000	1,628,806
			$ 2,738,439
Peru — 1.5%
Peru Government Bonds, 6.35%, 8/12/28	PEN	12,100	$ 3,590,291
			$ 3,590,291
Poland — 1.1%
Republic of Poland Government Bonds, 0.00%, 1/25/27	PLN	10,051	$ 2,702,828
			$ 2,702,828
Romania — 2.0%
Romania Government Bonds, 7.20%, 7/27/26	RON	22,000	$ 4,979,269
			$ 4,979,269

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 1.3%
Serbia Treasury Bonds, 7.00%, 10/26/31	RSD	299,670	$ 3,268,724
			$ 3,268,724
South Africa — 0.7%
Republic of South Africa Government Bonds, 10.50%, 12/21/27	ZAR	26,000	$ 1,625,927
			$ 1,625,927
Sri Lanka — 1.5%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	1,142,000	$ 3,680,818
			$ 3,680,818
Sweden — 2.6%
Sweden Government Bonds, 1.00%, 11/12/26(1)	SEK	58,225	$ 6,270,412
			$ 6,270,412
Turkey — 1.6%
Turkiye Government Bonds:
40.859%, 6/16/27(3)	TRY	12,498	$ 282,673
40.884%, (1 day TRY TLREF + 0.00%), 8/19/26(3)	TRY	152,123	3,390,256
40.918%, 7/4/29(3)	TRY	6,248	138,553
			$ 3,811,482
Uganda — 0.4%
Republic of Uganda Government Bonds, 13.50%, 7/9/26	UGX	3,170,000	$ 852,118
			$ 852,118
Uzbekistan — 1.3%
Republic of Uzbekistan Bonds, 12.25%, 4/13/29(1)	UZS	36,980,000	$ 3,138,323
			$ 3,138,323
Zambia — 0.9%
Zambia Government Bonds:
13.00%, 6/26/33	ZMW	961	$ 46,094
14.50%, 2/16/28	ZMW	3,000	161,933
14.90%, 2/16/29	ZMW	3,000	163,051
16.00%, 2/16/33	ZMW	2,836	153,860
16.60%, 2/16/36	ZMW	7,500	405,759
17.59%, 2/16/41	ZMW	21,300	1,148,564
			$ 2,079,261
Total Sovereign Government Bonds (identified cost $70,123,608)			$ 70,860,790

U.S. Government Agency Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.984%, (COF + 1.792%), with maturity at 2035(4)	$53	$ 52,771
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $53,065)		$ 52,771

Short-Term Investments — 65.4%
Affiliated Fund — 14.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	35,697,797	$ 35,697,797
Total Affiliated Fund (identified cost $35,697,797)		$ 35,697,797

Sovereign Government Securities — 11.1%
Security	Principal Amount (000's omitted)		Value
Albania — 0.8%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	170,330	$ 2,042,696
			$ 2,042,696
Canada — 1.6%
Canada Treasury Bills, 0.00%, 6/17/26	CAD	5,421	$ 3,978,899
			$ 3,978,899
Egypt — 0.4%
Egypt Treasury Bills:
0.00%, 5/12/26	EGP	7,675	$ 142,836
0.00%, 5/26/26	EGP	4,250	78,376
0.00%, 6/2/26	EGP	34,500	633,351
			$ 854,563
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	871,300	$ 1,873,044
			$ 1,873,044
Nigeria — 4.9%
Nigeria OMO Bills:
0.00%, 5/19/26	NGN	135,000	$ 97,808
0.00%, 5/26/26	NGN	736,153	531,191

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 6/2/26	NGN	354,117	$ 253,756
0.00%, 6/9/26	NGN	3,808,100	2,726,028
0.00%, 6/23/26	NGN	133,257	94,696
0.00%, 6/30/26	NGN	244,397	173,048
0.00%, 7/7/26	NGN	179,725	126,807
0.00%, 7/10/26	NGN	32,020	22,425
0.00%, 7/14/26	NGN	4,584,064	3,223,196
0.00%, 7/28/26	NGN	30,784	21,501
0.00%, 8/4/26	NGN	113,397	78,930
0.00%, 8/11/26	NGN	725,934	503,530
0.00%, 8/18/26	NGN	169,396	116,213
0.00%, 8/25/26	NGN	4,322,627	2,977,768
0.00%, 9/1/26	NGN	42,224	28,989
0.00%, 9/8/26	NGN	75,410	51,508
0.00%, 9/22/26	NGN	40,105	27,022
0.00%, 1/12/27	NGN	865,901	561,399
0.00%, 1/19/27	NGN	624,275	403,680
			$ 12,019,495
Norway — 0.9%
Norway Treasury Bills, 0.00%, 12/16/26(1)(2)	NOK	20,050	$ 2,106,877
			$ 2,106,877
Uganda — 1.7%
Republic of Uganda Treasury Bills, 0.00%, 9/24/26	UGX	16,300,000	$ 4,179,787
			$ 4,179,787
Total Sovereign Government Securities (identified cost $26,450,412)			$ 27,055,361

U.S. Treasury Obligations — 39.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(6)	$10,000	$ 9,987,081
0.00%, 5/21/26	25,520	25,468,851
0.00%, 5/28/26	2,490	2,483,342
0.00%, 6/11/26	2,510	2,499,723
0.00%, 6/18/26	16,481	16,401,325
0.00%, 6/25/26(6)	20,000	19,889,282
0.00%, 7/9/26	11,860	11,778,194
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 7/16/26	$8,140	$ 8,078,458
Total U.S. Treasury Obligations (identified cost $96,587,279)		$ 96,586,256
Total Short-Term Investments (identified cost $158,735,488)		$159,339,414

Total Purchased Options — 0.0%† (identified cost $120,078)	$ 88,371
Total Investments — 95.1% (identified cost $230,290,716)	$231,771,032
Total Written Options — (0.0)%† (premiums received $45,460)	$ (15,709)
Other Assets, Less Liabilities — 4.9%	$ 11,899,908
Net Assets — 100.0%	$243,655,231
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $20,639,598 or 8.5% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $3,164,403 or 1.3% of the Portfolio's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	1,000,000	CNH	6.60	11/4/26	$ 2,567
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.75	7/7/26	2,040
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	Citibank, N.A.	USD	1,100,000	CNH	6.72	7/16/26	1,757
Put USD vs. Call CNH	Citibank, N.A.	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	Goldman Sachs International	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,000,000	CNH	6.72	7/15/26	3,042
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,000,000	CNH	6.60	11/4/26	5,134
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	1,024
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	559
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	479
Put USD vs. Call KRW	Bank of America, N.A.	USD	600,000	KRW	1,440.00	9/8/26	4,727
Put USD vs. Call KRW	Barclays Bank PLC	USD	1,000,000	KRW	1,420.00	9/17/26	10,067
Put USD vs. Call KRW	Goldman Sachs International	USD	1,000,000	KRW	1,440.00	8/4/26	7,034
Put USD vs. Call KRW	Goldman Sachs International	USD	1,000,000	KRW	1,420.00	9/21/26	10,256
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,440.00	8/6/26	7,105
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	100,000	KRW	1,440.00	8/6/26	710
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,440.00	9/8/26	7,878
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,420.00	9/28/26	10,702
Put USD vs. Call KRW	Standard Chartered Bank	USD	700,000	KRW	1,440.00	9/14/26	5,589
Total							$88,371
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$ (2,623)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(2,076)
Call USD vs. Put KRW	Barclays Bank PLC	USD	1,000,000	KRW	1,590.00	9/17/26	(4,334)
Call USD vs. Put KRW	Goldman Sachs International	USD	1,000,000	KRW	1,600.00	9/21/26	(3,889)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,630.00	9/28/26	(2,787)
Total							$(15,709)
†	Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	821,918	USD	164,676	5/4/26	$ 1,308
USD	164,254	BRL	821,918	5/4/26	(1,730)
BRL	2,300,000	USD	460,414	5/5/26	4,063
BRL	2,178,082	USD	436,621	5/5/26	3,236
USD	897,627	BRL	4,478,082	5/5/26	(6,707)
PHP	3,000,000	USD	50,875	5/12/26	(2,074)
USD	53,449	PHP	3,000,000	5/12/26	4,648
CLP	778,000,000	USD	869,012	5/13/26	(4,374)
BRL	6,000,000	USD	1,191,571	6/2/26	11,366
BRL	4,478,082	USD	891,365	6/2/26	6,444
BRL	888,889	USD	176,685	6/2/26	1,528
BRL	111,111	USD	22,047	6/2/26	230
BRL	821,918	USD	162,971	6/3/26	1,773
CLP	157,600,000	USD	170,338	6/17/26	4,819
CLP	231,000,000	USD	259,518	6/17/26	(2,785)
CLP	189,940,000	USD	214,251	6/17/26	(3,152)
CLP	403,000,000	USD	454,576	6/17/26	(6,682)
COP	7,500,000,000	USD	1,935,259	6/17/26	106,063
EUR	2,000,000	USD	2,314,705	6/17/26	37,246
INR	129,170,000	USD	1,387,908	6/17/26	(34,015)
INR	300,000,000	USD	3,246,859	6/17/26	(102,414)
INR	415,000,000	USD	4,459,100	6/17/26	(109,285)
KRW	3,275,860,170	USD	2,205,230	6/17/26	20,750
KRW	900,000,000	USD	597,221	6/17/26	14,338
PHP	3,000,000	USD	50,666	6/17/26	(1,888)
PHP	97,723,290	USD	1,650,425	6/17/26	(61,503)
TWD	90,000,000	USD	2,835,673	6/17/26	8,497
TWD	35,000,000	USD	1,097,936	6/17/26	8,130
TWD	30,000,000	USD	941,044	6/17/26	7,012
TWD	18,015,000	USD	564,610	6/17/26	4,698
TWD	30,000,000	USD	946,007	6/17/26	2,050
USD	128,618	CLP	119,000,000	6/17/26	(3,638)
USD	170,338	CLP	157,600,000	6/17/26	(4,819)
USD	293,957	CLP	271,540,000	6/17/26	(7,832)
USD	1,613,353	CLP	1,488,000,000	6/17/26	(40,410)
USD	28,221	EUR	24,384	6/17/26	(454)
USD	172,050	EUR	148,658	6/17/26	(2,768)
USD	331,240	PHP	19,930,712	6/17/26	7,179
USD	296,995	PHP	18,000,000	6/17/26	4,326
USD	252,517	PHP	15,300,000	6/17/26	3,748
USD	183,395	PHP	11,100,000	6/17/26	2,916
USD	205,999	PHP	12,500,000	6/17/26	2,756
USD	208,724	PHP	12,680,000	6/17/26	2,555
USD	182,001	PHP	11,039,288	6/17/26	2,509

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	6,590,000	USD	205,616	7/8/26	$ 2,533
TWD	5,480,000	USD	170,876	7/8/26	2,213
TWD	5,490,000	USD	171,255	7/8/26	2,150
TWD	4,420,000	USD	137,974	7/8/26	1,634
TWD	4,390,000	USD	137,037	7/8/26	1,624
TWD	4,380,000	USD	136,828	7/8/26	1,517
TWD	2,190,000	USD	68,290	7/8/26	882
TWD	4,340,000	USD	136,361	7/8/26	720
TWD	3,420,000	USD	107,570	7/8/26	453
TWD	2,932,300	USD	92,677	7/8/26	(59)
TWD	2,330,500	USD	73,687	7/8/26	(77)
TWD	2,911,500	USD	92,087	7/8/26	(125)
TWD	2,882,300	USD	91,244	7/8/26	(205)
TWD	3,327,300	USD	105,328	7/8/26	(233)
TWD	3,634,300	USD	115,028	7/8/26	(236)
TWD	4,325,400	USD	136,862	7/8/26	(242)
TWD	2,362,900	USD	74,910	7/8/26	(277)
TWD	3,712,800	USD	117,549	7/8/26	(278)
TWD	2,580,700	USD	81,797	7/8/26	(284)
TWD	2,788,000	USD	87,343	10/8/26	640
TWD	3,270,000	USD	102,620	10/8/26	574
TWD	2,067,000	USD	64,778	10/8/26	452
TWD	2,069,000	USD	64,920	10/8/26	373
TWD	3,000,000	USD	95,033	10/8/26	(359)
TWD	3,190,000	USD	101,181	10/8/26	(512)
TWD	4,380,000	USD	138,827	10/8/26	(604)
TWD	5,390,000	USD	170,895	10/8/26	(799)
TWD	5,125,534	USD	162,417	10/22/26	(682)
TWD	9,420,466	USD	298,314	10/22/26	(1,054)
					$(112,603)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	19,726,000	USD	5,472	Citibank, N.A.	5/4/26	$ —	$ (234)
UGX	149,385,000	USD	40,131	Citibank, N.A.	5/4/26	—	(467)
UGX	216,583,000	USD	57,449	Standard Chartered Bank	5/4/26	56	—
USD	37,803	EGP	2,005,446	Citibank, N.A.	5/4/26	402	—
USD	40,760	UGX	149,385,000	Citibank, N.A.	5/4/26	1,096	—
USD	5,299	UGX	19,726,000	Citibank, N.A.	5/4/26	62	—
USD	36,067	UGX	130,022,000	Standard Chartered Bank	5/4/26	1,545	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,045	UGX	86,561,000	Standard Chartered Bank	5/4/26	$ 1,062	$ —
USD	37,348	EGP	2,005,663	Citibank, N.A.	5/5/26	—	(37)
EUR	8,000,000	USD	9,371,131	Citibank, N.A.	5/8/26	19,383	—
EUR	65,070	RON	357,595	Barclays Bank PLC	5/12/26	—	(4,355)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	2,219	—
USD	1,562,279	TRY	71,265,500	Standard Chartered Bank	5/12/26	—	(3,976)
KZT	3,792,288,814	USD	7,879,753	Deutsche Bank AG	5/13/26	279,649	—
UGX	6,513,833	USD	1,749	Citibank, N.A.	5/13/26	—	(22)
USD	68,090	KZT	32,666,000	Deutsche Bank AG	5/13/26	—	(2,194)
USD	68,090	KZT	32,666,000	Deutsche Bank AG	5/13/26	—	(2,194)
USD	136,178	KZT	65,195,000	Deutsche Bank AG	5/13/26	—	(4,095)
USD	12,022	UGX	44,723,000	Citibank, N.A.	5/13/26	166	—
USD	57,381	UGX	216,583,000	Citibank, N.A.	5/13/26	—	(37)
TRY	3,204,937	USD	68,558	Standard Chartered Bank	5/18/26	1,482	—
USD	67,947	TRY	3,204,937	Standard Chartered Bank	5/18/26	—	(2,093)
TRY	156,412,208	USD	3,333,443	Standard Chartered Bank	5/20/26	78,347	—
USD	1,423,102	TRY	67,057,124	Standard Chartered Bank	5/20/26	—	(39,602)
USD	1,901,926	TRY	89,355,084	Standard Chartered Bank	5/20/26	—	(47,160)
VND	2,750,000,000	USD	104,982	Citibank, N.A.	5/26/26	—	(810)
KZT	31,712,737	USD	59,332	Deutsche Bank AG	6/8/26	8,197	—
USD	56,257	KZT	26,571,588	Deutsche Bank AG	6/8/26	—	(324)
USD	44,582	KZT	21,372,018	Deutsche Bank AG	6/8/26	—	(928)
USD	67,058	KZT	34,645,630	Deutsche Bank AG	6/8/26	—	(6,716)
USD	437,877	KZT	212,622,000	Deutsche Bank AG	6/8/26	—	(14,878)
USD	253,489	KZT	131,434,115	Deutsche Bank AG	6/8/26	—	(26,385)
KZT	106,887,000	USD	210,615	Deutsche Bank AG	6/11/26	16,719	—
KZT	106,518,000	USD	210,614	Deutsche Bank AG	6/11/26	15,935	—
KZT	106,318,000	USD	210,614	Deutsche Bank AG	6/11/26	15,509	—
USD	133,500	KZT	62,630,551	Deutsche Bank AG	6/11/26	294	—
USD	68,088	KZT	33,169,000	Deutsche Bank AG	6/11/26	—	(2,458)
USD	109,467	KZT	53,137,451	Deutsche Bank AG	6/11/26	—	(3,548)
USD	136,177	KZT	66,182,000	Deutsche Bank AG	6/11/26	—	(4,583)
KZT	54,790,340	USD	108,260	Deutsche Bank AG	6/12/26	8,225	—
KZT	54,779,514	USD	108,260	Deutsche Bank AG	6/12/26	8,202	—
KZT	54,714,558	USD	108,260	Deutsche Bank AG	6/12/26	8,064	—
KZT	54,779,514	USD	108,260	Deutsche Bank AG	6/15/26	8,064	—
KZT	21,907,475	USD	43,304	Deutsche Bank AG	6/15/26	3,216	—
MYR	6,000,000	USD	1,532,332	Barclays Bank PLC	6/16/26	—	(18,999)
MYR	4,000,000	USD	1,020,929	Goldman Sachs International	6/16/26	—	(12,040)
AUD	2,095,000	USD	1,466,358	Deutsche Bank AG	6/17/26	40,723	—
AUD	905,000	USD	633,438	Deutsche Bank AG	6/17/26	17,591	—
AUD	800,000	USD	561,256	Standard Chartered Bank	6/17/26	14,240	—
CHF	1,997,000	USD	2,592,942	Barclays Bank PLC	6/17/26	—	(25,228)
CHF	465,000	USD	602,141	Standard Chartered Bank	6/17/26	—	(4,251)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	34,176,790	USD	4,967,349	Barclays Bank PLC	6/17/26	$ 50,106	$ —
CNH	6,100,000	USD	888,015	HSBC Bank USA, N.A.	6/17/26	7,519	—
CNH	4,000,000	USD	584,048	HSBC Bank USA, N.A.	6/17/26	3,188	—
CRC	1,487,500,000	USD	3,164,759	Citibank, N.A.	6/17/26	106,197	—
CRC	224,410,000	USD	481,308	Citibank, N.A.	6/17/26	12,161	—
CZK	61,500,000	EUR	2,513,590	Barclays Bank PLC	6/17/26	5,682	—
EUR	1,247,031	CZK	30,541,659	Barclays Bank PLC	6/17/26	—	(4,291)
EUR	1,263,864	CZK	30,958,341	Societe Generale	6/17/26	—	(4,561)
EUR	675,109	HUF	269,355,000	Goldman Sachs International	6/17/26	—	(71,959)
EUR	1,862,067	PLN	8,000,000	Societe Generale	6/17/26	—	(17,098)
GEL	2,130,000	USD	785,253	ICBC Standard Bank plc	6/17/26	4,908	—
GHS	13,000,000	USD	1,155,556	ICBC Standard Bank plc	6/17/26	—	(24,293)
HUF	389,371,834	EUR	1,008,866	Deutsche Bank AG	6/17/26	65,276	—
HUF	426,942,956	EUR	1,162,651	HSBC Bank USA, N.A.	6/17/26	5,206	—
HUF	1,922,982,638	EUR	4,856,139	JPMorgan Chase Bank, N.A.	6/17/26	470,938	—
HUF	500,325,502	EUR	1,263,480	JPMorgan Chase Bank, N.A.	6/17/26	122,530	—
HUF	125,098,205	EUR	328,069	Standard Chartered Bank	6/17/26	16,341	—
ILS	1,146,308	USD	372,478	Barclays Bank PLC	6/17/26	16,486	—
ILS	1,031,000	USD	335,230	Barclays Bank PLC	6/17/26	14,607	—
ILS	275,648	USD	89,395	Barclays Bank PLC	6/17/26	4,138	—
ILS	93,784	USD	30,421	Goldman Sachs International	6/17/26	1,402	—
ILS	1,722,261	USD	558,717	JPMorgan Chase Bank, N.A.	6/17/26	25,678	—
ILS	573,188	USD	186,239	JPMorgan Chase Bank, N.A.	6/17/26	8,254	—
ILS	6,069,977	USD	1,952,279	Standard Chartered Bank	6/17/26	107,376	—
ILS	1,149,094	USD	371,599	Standard Chartered Bank	6/17/26	18,310	—
ILS	558,717	USD	181,894	UBS AG	6/17/26	7,689	—
JPY	120,000,000	USD	768,266	Standard Chartered Bank	6/17/26	886	—
JPY	296,621,211	USD	1,888,192	UBS AG	6/17/26	13,031	—
KES	335,600,000	USD	2,561,832	Standard Chartered Bank	6/17/26	23,583	—
KES	75,000,000	USD	573,395	Standard Chartered Bank	6/17/26	4,395	—
KZT	108,422,300	USD	216,520	Deutsche Bank AG	6/17/26	13,532	—
MXN	28,083,679	USD	1,567,931	BNP Paribas	6/17/26	33,967	—
MXN	3,860,000	USD	215,506	BNP Paribas	6/17/26	4,669	—
NZD	3,770,000	USD	2,236,200	Barclays Bank PLC	6/17/26	—	(5,824)
PKR	265,000,000	USD	916,955	Standard Chartered Bank	6/17/26	28,617	—
PLN	8,000,000	EUR	1,868,679	HSBC Bank USA, N.A.	6/17/26	9,323	—
SEK	3,340,000	USD	362,000	Bank of America, N.A.	6/17/26	572	—
SGD	1,700,000	USD	1,337,697	Standard Chartered Bank	6/17/26	1,996	—
SGD	5,281,000	USD	4,151,225	State Street Bank and Trust Company	6/17/26	10,490	—
THB	30,000,000	USD	949,902	Standard Chartered Bank	6/17/26	—	(26,503)
THB	74,700,000	USD	2,372,573	Standard Chartered Bank	6/17/26	—	(73,309)
USD	82,443	ILS	260,411	Bank of America, N.A.	6/17/26	—	(5,919)
USD	102,727	ILS	322,910	Bank of America, N.A.	6/17/26	—	(6,843)
USD	247,323	ILS	779,498	Bank of America, N.A.	6/17/26	—	(17,175)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,071	ILS	69,683	Deutsche Bank AG	6/17/26	$ —	$ (1,574)
USD	81,287	ILS	256,939	Goldman Sachs International	6/17/26	—	(5,897)
USD	173,608	ILS	547,541	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,183)
USD	173,607	ILS	548,041	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,353)
USD	173,607	ILS	548,084	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,368)
USD	173,608	ILS	548,939	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,658)
USD	173,607	ILS	548,981	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,672)
USD	520,822	ILS	1,638,950	JPMorgan Chase Bank, N.A.	6/17/26	—	(35,304)
USD	23,520	NZD	39,653	Barclays Bank PLC	6/17/26	61	—
USD	7,301	NZD	12,309	Barclays Bank PLC	6/17/26	19	—
USD	2,285,618	SEK	21,118,088	Citibank, N.A.	6/17/26	—	(6,848)
USD	3,443	SEK	31,912	Standard Chartered Bank	6/17/26	—	(21)
USD	85,420	ZAR	1,468,330	Bank of America, N.A.	6/17/26	—	(2,443)
USD	90,437	ZAR	1,523,768	Barclays Bank PLC	6/17/26	—	(743)
USD	103,240	ZAR	1,739,607	Barclays Bank PLC	6/17/26	—	(856)
USD	187,776	ZAR	3,232,240	Barclays Bank PLC	6/17/26	—	(5,637)
USD	1,315,607	ZAR	22,726,711	Citibank, N.A.	6/17/26	—	(44,332)
USD	1,654,892	ZAR	27,499,999	Goldman Sachs International	6/17/26	9,326	—
USD	70,769	ZAR	1,215,924	Standard Chartered Bank	6/17/26	—	(1,990)
USD	70,567	ZAR	1,217,188	Standard Chartered Bank	6/17/26	—	(2,268)
VND	213,010,000,000	USD	7,988,824	Citibank, N.A.	6/17/26	65,536	—
VND	32,659,000,000	USD	1,225,111	Citibank, N.A.	6/17/26	9,795	—
ZAR	738,005	USD	43,801	Barclays Bank PLC	6/17/26	360	—
ZAR	2,909,329	USD	176,956	Barclays Bank PLC	6/17/26	—	(2,865)
ZAR	4,217,710	USD	257,180	Barclays Bank PLC	6/17/26	—	(4,798)
ZAR	340,000	USD	20,460	Goldman Sachs International	6/17/26	—	(115)
ZAR	8,639,250	USD	527,356	Goldman Sachs International	6/17/26	—	(10,394)
ZAR	2,929,980	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(1,926)
ZAR	2,928,207	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,032)
ZAR	2,925,552	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,191)
ZAR	2,925,194	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,212)
ZAR	2,925,105	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,218)
ZAR	2,924,308	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,265)
ZAR	2,924,308	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,265)
ZAR	2,910,074	USD	177,252	JPMorgan Chase Bank, N.A.	6/17/26	—	(3,117)
ZAR	22,478,577	USD	1,370,127	Societe Generale	6/17/26	—	(25,037)
ZAR	4,288,005	USD	260,955	UBS AG	6/17/26	—	(4,366)
ZMW	26,500,000	USD	1,321,696	Standard Chartered Bank	6/17/26	92,689	—
ISK	11,678,802	EUR	79,399	Citibank, N.A.	6/18/26	1,495	—
MYR	4,000,000	USD	1,015,796	Goldman Sachs International	6/18/26	—	(6,849)
KZT	1,846,000,000	USD	3,704,596	Deutsche Bank AG	6/22/26	204,547	—
KZT	8,150,000	USD	14,977	Deutsche Bank AG	6/22/26	2,281	—
USD	67,058	KZT	34,819,982	Deutsche Bank AG	6/22/26	—	(6,678)
EGP	8,823,862	USD	175,958	Bank of America, N.A.	6/24/26	—	(15,555)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	900,000,000	USD	1,668,211	Deutsche Bank AG	6/24/26	$ 236,153	$ —
USD	176,301	EGP	8,823,862	Standard Chartered Bank	6/24/26	15,897	—
EGP	8,357,581	USD	164,779	Bank of America, N.A.	6/29/26	—	(13,186)
USD	165,007	EGP	8,357,581	JPMorgan Chase Bank, N.A.	6/29/26	13,414	—
USD	1,202,026	BRL	7,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(191,709)
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	243,314	—
UZS	72,000,000,000	USD	5,760,000	Deutsche Bank AG	7/3/26	196,739	—
VND	20,000,000,000	USD	746,965	Goldman Sachs International	7/10/26	7,821	—
VND	860,526,261	USD	32,169	Citibank, N.A.	7/13/26	299	—
VND	339,680,000	USD	12,694	Standard Chartered Bank	7/13/26	123	—
ISK	8,018,622	EUR	55,081	JPMorgan Chase Bank, N.A.	7/15/26	103	—
ISK	25,000,000	EUR	172,224	JPMorgan Chase Bank, N.A.	7/15/26	—	(264)
RSD	66,000,000	USD	661,301	Societe Generale	7/17/26	—	(2,198)
KZT	8,414,000	USD	15,686	Societe Generale	7/21/26	1,939	—
USD	73,505	KZT	39,104,874	Deutsche Bank AG	7/21/26	—	(8,409)
KZT	6,721,000	USD	12,549	Deutsche Bank AG	7/22/26	1,525	—
USD	73,505	KZT	39,097,524	Deutsche Bank AG	7/22/26	—	(8,365)
VND	13,850,563,900	USD	520,404	JPMorgan Chase Bank, N.A.	7/22/26	1,796	—
KZT	8,150,000	USD	15,258	ICBC Standard Bank plc	7/23/26	1,802	—
UGX	5,182,410,000	USD	1,363,792	Societe Generale	7/24/26	—	(11,515)
USD	24,045	UGX	88,364,000	Standard Chartered Bank	7/24/26	987	—
KZT	10,000,000	USD	18,797	Deutsche Bank AG	7/27/26	2,107	—
USD	73,505	KZT	39,130,601	Deutsche Bank AG	7/27/26	—	(8,289)
USD	11,970	UGX	43,570,000	ICBC Standard Bank plc	7/27/26	609	—
USD	24,045	UGX	88,124,000	Standard Chartered Bank	7/28/26	1,071	—
KZT	718,534,000	USD	1,347,952	Deutsche Bank AG	7/29/26	152,942	—
EUR	37,427	ISK	5,445,560	Bank of America, N.A.	7/30/26	45	—
KZT	7,578,000	USD	13,170	Deutsche Bank AG	8/7/26	2,609	—
KZT	7,327,000	USD	12,727	Deutsche Bank AG	8/10/26	2,513	—
KZT	113,618,776	USD	216,520	Deutsche Bank AG	9/14/26	16,926	—
KZT	96,781,504	USD	185,121	Deutsche Bank AG	9/14/26	13,730	—
USD	44,987	EGP	2,697,000	Deutsche Bank AG	9/15/26	—	(2,473)
KZT	113,142,432	USD	216,520	Deutsche Bank AG	9/16/26	15,786	—
KZT	56,479,195	USD	108,260	Deutsche Bank AG	9/16/26	7,704	—
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	305	—
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	320	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	22,619	—
RUB	10,253,000	USD	127,987	Deutsche Bank AG	10/14/26	765	—
AMD	1,016,711,000	USD	2,661,547	ICBC Standard Bank plc	10/15/26	33,740	—
AMD	167,489,000	USD	438,453	ICBC Standard Bank plc	10/15/26	5,558	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	5,886	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	1,352	—
USD	22,756	UGX	86,560,932	Standard Chartered Bank	10/20/26	617	—
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	1,173	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	$ 5,697	$ —
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	1,214	—
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	8,378	—
KZT	7,522,176	USD	12,727	Deutsche Bank AG	11/3/26	2,464	—
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	2,418	—
USD	12,022	UGX	44,783,000	Standard Chartered Bank	11/6/26	612	—
ZMW	300,000	USD	12,361	Societe Generale	11/6/26	3,437	—
USD	24,045	UGX	89,807,000	Standard Chartered Bank	11/10/26	1,185	—
USD	24,045	UGX	89,855,000	Standard Chartered Bank	11/10/26	1,173	—
USD	24,045	UGX	90,288,000	Standard Chartered Bank	11/12/26	1,074	—
USD	12,022	UGX	45,805,000	Standard Chartered Bank	11/13/26	372	—
USD	24,045	UGX	93,774,000	Bank of America, N.A.	11/16/26	210	—
TRY	9,587,184	USD	173,478	Standard Chartered Bank	11/19/26	3,206	—
USD	174,692	TRY	9,587,184	Standard Chartered Bank	11/19/26	—	(1,992)
KZT	58,325,026	USD	108,260	Deutsche Bank AG	12/14/26	7,958	—
KZT	56,295,153	USD	104,299	Deutsche Bank AG	12/14/26	7,875	—
KZT	49,013,706	USD	91,078	Deutsche Bank AG	12/14/26	6,586	—
NGN	141,924,000	USD	95,658	JPMorgan Chase Bank, N.A.	12/16/26	404	—
KZT	83,223,507	USD	156,582	Deutsche Bank AG	12/17/26	9,088	—
RUB	13,793,000	USD	166,899	ICBC Standard Bank plc	1/13/27	416	—
NGN	13,858,000	USD	8,634	Standard Chartered Bank	1/21/27	652	—
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	—	(2,648)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	7,734	—
KZT	47,004,000	USD	84,998	Deutsche Bank AG	3/11/27	6,132	—
UZS	2,528,426,000	USD	193,231	Deutsche Bank AG	3/11/27	5,584	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/11/27	2,716	—
UZS	1,265,662,000	USD	96,615	Deutsche Bank AG	3/12/27	2,887	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/12/27	2,698	—
NGN	175,692,000	USD	115,587	JPMorgan Chase Bank, N.A.	3/15/27	370	—
UZS	1,842,208,144	USD	141,328	Deutsche Bank AG	3/17/27	3,368	—
UZS	920,397,433	USD	70,664	Deutsche Bank AG	3/17/27	1,628	—
UZS	681,384,000	USD	52,273	Deutsche Bank AG	3/17/27	1,246	—
UZS	185,760,000	USD	14,262	Deutsche Bank AG	3/17/27	329	—
UZS	154,671,000	USD	11,875	Deutsche Bank AG	3/17/27	274	—
UZS	1,845,741,340	USD	141,328	Deutsche Bank AG	3/18/27	3,619	—
UZS	922,870,670	USD	70,664	Deutsche Bank AG	3/18/27	1,809	—
UZS	805,620,000	USD	61,686	Deutsche Bank AG	3/18/27	1,579	—
UZS	402,810,000	USD	30,843	Deutsche Bank AG	3/18/27	790	—
UZS	1,275,666,784	USD	97,305	Deutsche Bank AG	3/19/27	2,855	—
RUB	28,723,000	USD	333,801	ICBC Standard Bank plc	4/13/27	6,818	—
						$3,282,754	$(1,001,467)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	6/8/26	$(135,498)	$2,148
					$2,148
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$7,755
				$7,755
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GEL	– Georgian Lari

GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SEK	– Swedish Krona

SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $194,592,919)	$196,073,235
Affiliated investments, at value (identified cost $35,697,797)	35,697,797
Cash	4,519,348
Deposits for derivatives collateral:
Centrally cleared derivatives	1,551,125
OTC derivatives	1,500,000
Foreign currency, at value (identified cost $2,383,872)	2,387,213
Interest receivable	1,654,744
Dividends receivable from affiliated investments	84,462
Receivable for investments sold	917,843
Receivable for variation margin on open futures contracts	2,098
Receivable for open forward foreign currency exchange contracts	3,282,754
Receivable for open swap contracts	7,755
Trustees' deferred compensation plan	44,660
Total assets	$247,723,034
Liabilities
Cash collateral due to broker	$1,500,000
Written options outstanding, at value (premiums received $45,460)	15,709
Payable for investments purchased	1,233,242
Payable for variation margin on open centrally cleared derivatives	34,221
Payable for open forward foreign currency exchange contracts	1,001,467
Payable to affiliates:
Investment adviser fee	93,933
Trustees' fees	235
Trustees' deferred compensation plan	44,660
Other	13,145
Accrued expenses	131,191
Total liabilities	$4,067,803
Net Assets applicable to investors' interest in Portfolio	$243,655,231

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$347,293
Interest income (net of foreign taxes withheld of $50,084)	5,287,294
Total investment income	$5,634,587
Expenses
Investment adviser fee	$414,724
Trustees’ fees and expenses	5,591
Custodian fee	118,998
Legal and accounting services	57,840
Interest expense and fees	8,730
Miscellaneous	5,746
Total expenses	$611,629
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$32,993
Total expense reductions	$32,993
Net expenses	$578,636
Net investment income	$5,055,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(373,835)
Written options	15,303
Futures contracts	(7)
Swap contracts	(68,586)
Foreign currency transactions	(213,669)
Forward foreign currency exchange contracts	1,981,623
Net realized gain	$1,340,829
Change in unrealized appreciation (depreciation):
Investments	$1,320,790
Written options	28,776
Futures contracts	2,759
Swap contracts	(6,695)
Foreign currency	25,572
Forward foreign currency exchange contracts	2,056,243
Net change in unrealized appreciation (depreciation)	$3,427,445
Net realized and unrealized gain	$4,768,274
Net increase in net assets from operations	$9,824,225

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,055,951	$2,223,393
Net realized gain	1,340,829	440,088
Net change in unrealized appreciation (depreciation)	3,427,445	757,467
Net increase in net assets from operations	$9,824,225	$3,420,948
Capital transactions:
Contributions	$197,378,745	$15,792,596
Withdrawals	(3,385,082)	(10,671,658)
Net increase in net assets from capital transactions	$193,993,663	$5,120,938
Net increase in net assets	$203,817,888	$8,541,886
Net Assets
At beginning of period	$39,837,343	$31,295,457
At end of period	$243,655,231	$39,837,343

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.73%(2)(3)	1.96%(3)	1.80%(3)	1.28%(3)	1.12%(3)	0.90%(3)
Net expenses	0.69%(2)(3)(4)	0.84%(3)(4)	1.00%(3)(4)	0.72%(3)(4)	0.72%(3)(4)	0.71%(3)
Net investment income	6.05%(2)	6.57%	5.62%	4.66%	3.13%	1.86%
Portfolio Turnover	19%(5)	209%(6)	227%(6)	230%(6)	159%(6)	102%(6)
Total Return	6.09%(5)	10.82%	9.35%	6.86%	(18.54)%	(0.08)%
Net assets, end of period (000’s omitted)	$243,655	$39,837	$31,295	$36,028	$28,555	$58,102
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Strategic Income Fund and Eaton Vance Diversified Currency Income Fund held an interest of 76.0% and 24.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
M  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
N  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $414,724 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $19,286 of the Portfolio’s operating expenses for the six months ended April 30, 2026.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $13,707 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$34,466,191	$4,978,292
U.S. Government and Agency Securities	—	8,115
	$34,466,191	$4,986,407
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$230,386,526
Gross unrealized appreciation	$4,851,305
Gross unrealized depreciation	(1,303,921)
Net unrealized appreciation	$3,547,384
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $1,017,176. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $110,857 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$88,371	$ —	$88,371
Not applicable	289,953(1)	2,148(1)	292,101
Receivable for open forward foreign currency exchange contracts	3,282,754	—	3,282,754
Receivable for open swap contracts	—	7,755	7,755
Total Asset Derivatives	$3,661,078	$9,903	$3,670,981
Derivatives not subject to master netting or similar agreements	$289,953	$2,148	$292,101
Total Asset Derivatives subject to master netting or similar agreements	$3,371,125	$7,755	$3,378,880
Written options, at value	$(15,709)	$ —	$(15,709)
Not applicable	(402,556)(1)	—	(402,556)
Payable for open forward foreign currency exchange contracts	(1,001,467)	—	(1,001,467)
Total Liability Derivatives	$(1,419,732)	$ —	$(1,419,732)
Derivatives not subject to master netting or similar agreements	$(402,556)	$ —	$(402,556)
Total Liability Derivatives subject to master netting or similar agreements	$(1,017,176)	$ —	$(1,017,176)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$15,876	$(15,876)	$ —	$ —	$ —
Barclays Bank PLC	106,133	(77,930)	—	—	28,203
BNP Paribas	38,636	—	—	—	38,636
Citibank, N.A.	220,916	(52,787)	(109,845)	—	58,284
Deutsche Bank AG	1,456,969	(104,091)	—	(1,240,000)	112,878
Goldman Sachs International	38,406	(38,406)	—	—	—
HSBC Bank USA, N.A.	25,236	(15,109)	—	—	10,127
ICBC Standard Bank plc	319,784	(24,293)	—	(260,000)	35,491
JPMorgan Chase Bank, N.A.	682,964	(295,415)	(387,549)	—	—
Societe Generale	5,376	(5,376)	—	—	—
Standard Chartered Bank	437,374	(205,813)	—	—	231,561
State Street Bank and Trust Company	10,490	—	—	—	10,490
UBS AG	20,720	(4,366)	—	—	16,354
	$3,378,880	$(839,462)	$(497,394)	$(1,500,000)	$542,024

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(61,121)	$15,876	$ —	$ —	$(45,245)
Barclays Bank PLC	(77,930)	77,930	—	—	—
Citibank, N.A.	(52,787)	52,787	—	—	—
Deutsche Bank AG	(104,091)	104,091	—	—	—
Goldman Sachs International	(115,842)	38,406	77,436	—	—
HSBC Bank USA, N.A.	(15,109)	15,109	—	—	—
ICBC Standard Bank plc	(24,293)	24,293	—	—	—
JPMorgan Chase Bank, N.A.	(295,415)	295,415	—	—	—
Societe Generale	(60,409)	5,376	—	—	(55,033)
Standard Chartered Bank	(205,813)	205,813	—	—	—
UBS AG	(4,366)	4,366	—	—	—
	$(1,017,176)	$839,462	$77,436	$—	$(100,278)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$10,962	$ —	$10,962
Written options	15,303	—	15,303
Futures contracts	—	(7)	(7)
Swap contracts	—	(68,586)	(68,586)
Forward foreign currency exchange contracts	1,981,623	—	1,981,623
Total	$2,007,888	$(68,593)	$1,939,295
Change in unrealized appreciation (depreciation):
Investments(1)	$(9,527)	$ —	$(9,527)
Written options	28,776	—	28,776
Futures contracts	—	2,759	2,759
Swap contracts	—	(6,695)	(6,695)
Forward foreign currency exchange contracts	2,056,243	—	2,056,243
Total	$2,075,492	$(3,936)	$2,071,556
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$137,000	$121,662,000	$6,308,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $12,207,000 and $557,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $35,697,797, which represents 14.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$815,625	$207,209,454	$(172,327,282)	$ —	$ —	$35,697,797	$347,293	35,697,797
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 1,429,686	$ —	$ 1,429,686
Sovereign Government Bonds	—	70,860,790	—	70,860,790
U.S. Government Agency Mortgage-Backed Securities	—	52,771	—	52,771
Short-Term Investments:
Affiliated Fund	35,697,797	—	—	35,697,797
Sovereign Government Securities	—	27,055,361	—	27,055,361
U.S. Treasury Obligations	—	96,586,256	—	96,586,256
Purchased Currency Options	—	88,371	—	88,371
Total Investments	$35,697,797	$196,073,235	$—	$231,771,032
Forward Foreign Currency Exchange Contracts	$ —	$ 3,572,707	$ —	$ 3,572,707
Futures Contracts	2,148	—	—	2,148
Swap Contracts	—	7,755	—	7,755
Total	$35,699,945	$199,653,697	$—	$235,353,642
Liability Description
Written Currency Options	$ —	$ (15,709)	$ —	$ (15,709)
Forward Foreign Currency Exchange Contracts	—	(1,404,023)	—	(1,404,023)
Total	$ —	$ (1,419,732)	$ —	$ (1,419,732)

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EAIIX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026